Property and Equipment and Intangible Assets - FCC Authorizations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020
Capitalized interest	$ 440	$ 1,071
FCC authorizations	611,794		$ 611,794	$ 611,794
FCC Authorizations
FCC authorizations	611,794			611,794
DBS Licenses | FCC Authorizations
FCC authorizations	$ 611,794			$ 611,794